Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Fund))	0 Months Ended
Jan. 27, 2012
MSCI World Index
Average Annual Return:
1 Year	(5.54%)
5 Years	(2.37%)
10 Years	3.62%
Class A
Average Annual Return:
1 Year	(13.95%)
5 Years	(2.84%)
10 Years	4.30%
Inception Date	Dec. 22, 1969
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(14.20%)
5 Years	(3.47%)
10 Years	3.78%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(8.73%)
5 Years	(2.47%)
10 Years	3.69%
Class B
Average Annual Return:
1 Year	(14.02%)
5 Years	(2.83%)
10 Years	4.42%
Inception Date	Aug. 17, 1993
Class C
Average Annual Return:
1 Year	(10.26%)
5 Years	(2.41%)
10 Years	4.13%
Inception Date	Oct. 02, 1995
Class N
Average Annual Return:
1 Year	(9.88%)
5 Years	(2.01%)
10 Years	4.56%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	(8.46%)
5 Years	(1.33%)
10 Years	5.25%
Inception Date	Nov. 17, 1998